American Balanced Fund, Inc.
  One Market, Steuart Tower, Suite 1800 o San Francisco, California 94105-1409
      Mailing Address: P.O. Box 7650, San Francisco, California 94120-7650
                            Telephone (415) 421-9360

                                             March 5, 2003

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: American Balanced Fund, Inc.
     File Nos.  2-10758
                 811-66

Ladies/Gentlemen:

 Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statements of Additional Information since the electronic filing on 2/27/03 of Registrant's Post-Effective Amendment No. 92 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940.

                                             Sincerely,
                                             /s/ Patrick F. Quan
                                             Patrick F. Quan
                                             Secretary



cc:   Linda Stirling
     (Division of Investment Management)